Note 5 - Consolidated Financial Statement Details (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Note 5 - Consolidated Financial Statement Details (Details) [Line Items]
Short-term Investments	$ 249,000	$ 1,497,000	$ 1,245,000
Restricted Investments	1,000,000	1,000,000
Trading Securities Pledged as Collateral	1,000,000
Depreciation	14,000	20,000
Depreciation and Amortization, Discontinued Operations	606,000
Operating Leases, Rent Expense	118,000	274,000
Leasehold Improvements [Member]
Note 5 - Consolidated Financial Statement Details (Details) [Line Items]
Impaired Assets to be Disposed of by Method Other than Sale, Amount of Impairment Loss	14,000
San Francisco [Member]
Note 5 - Consolidated Financial Statement Details (Details) [Line Items]
Operating Leases, Rent Expense		$ 95,000
Maximum [Member]
Note 5 - Consolidated Financial Statement Details (Details) [Line Items]
Investment Portfolio Contractual Maturities	1 year